Property, Plant and Equipment (“PP&E”) (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment (“PP&E”) [Abstract]
Schedule of Property, Plant and Equipment (“PP&E”)
	Developed properties	Right-of-use assets	Corporate assets	Total
Cost
Balance as at December 31, 2025	$1,313,717	$3,982	$1,127	$1,318,826
Additions	103,104	3,240	2,354	108,698
Transfers of right-of-use assets	1,995	(1,995)	-	-
Change in decommissioning liabilities	208	-	-	208
Transferred to assets held for sale	(3,929)	-	-	(3,929)
Balance as at June 30, 2026	1,415,095	5,227	3,481	1,423,803
Accumulated Depletion, Depreciation and Amortization
Balance as at December 31, 2025	327,145	916	671	328,732
Depletion and depreciation (1)	39,204	440	283	39,927
Balance as at June 30, 2026	366,349	1,356	954	368,659
Net Book Value
Balance as at December 31, 2025	$986,572	$3,066	$456	$990,094
Balance as at June 30, 2026	$1,048,746	$3,871	$2,527	$1,055,144

(1)	As at June 30, 2026, $0.6 million of depletion and depreciation was capitalized to inventory (December 31, 2025 - $1.0 million).